Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

December 31, 2019

HCCIP-QTLY-0220
1.842158.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 24.5%
Biotechnology - 24.5%
AbbVie, Inc.	300,000	$26,562,000
Acceleron Pharma, Inc. (a)	370,000	19,617,400
Alexion Pharmaceuticals, Inc. (a)	340,000	36,771,000
Alnylam Pharmaceuticals, Inc. (a)	300,000	34,551,000
Amgen, Inc.	320,000	77,142,400
Aprea Therapeutics, Inc.	160,000	7,342,400
Argenx SE ADR (a)	235,278	37,766,825
Ascendis Pharma A/S sponsored ADR (a)	330,000	45,909,600
BeiGene Ltd. ADR (a)	108,000	17,902,080
BioNTech AG	580,752	17,708,290
bluebird bio, Inc. (a)(b)	224,000	19,656,000
Blueprint Medicines Corp. (a)	400,000	32,044,000
FibroGen, Inc. (a)	440,000	18,871,600
G1 Therapeutics, Inc. (a)	373,820	9,880,063
Innovent Biolgics, Inc. (a)(c)	2,182,000	7,434,532
Insmed, Inc. (a)	500,000	11,940,000
Intercept Pharmaceuticals, Inc. (a)(b)	140,000	17,348,800
Kura Oncology, Inc. (a)	440,000	6,050,000
Morphosys AG (a)	80,060	11,387,059
Neurocrine Biosciences, Inc. (a)	228,000	24,507,720
Principia Biopharma, Inc. (a)	300,000	16,434,000
Sage Therapeutics, Inc. (a)	28,826	2,080,949
Sarepta Therapeutics, Inc. (a)(b)	500,000	64,520,000
uniQure B.V. (a)	150,000	10,749,000
Vertex Pharmaceuticals, Inc. (a)	670,000	146,696,500
Viela Bio, Inc.	321,800	8,736,870
Xencor, Inc. (a)	446,642	15,360,018
Zymeworks, Inc. (a)	305,777	13,900,622
		758,870,728
Health Care Equipment & Supplies - 26.4%
Health Care Equipment - 26.4%
Atricure, Inc. (a)	600,000	19,506,000
Becton, Dickinson & Co.	570,000	155,022,900
Boston Scientific Corp. (a)	4,750,000	214,795,000
Danaher Corp.	290,000	44,509,200
Hologic, Inc. (a)	840,000	43,856,400
Insulet Corp. (a)	400,000	68,480,000
Intuitive Surgical, Inc. (a)	182,000	107,589,300
Masimo Corp. (a)	280,000	44,256,800
Penumbra, Inc. (a)	282,400	46,389,848
Shockwave Medical, Inc. (a)	107,845	4,736,552
Stryker Corp.	320,000	67,180,800
		816,322,800
Health Care Providers & Services - 24.8%
Health Care Distributors & Services - 0.5%
EBOS Group Ltd.	1,000,000	16,325,100
Health Care Facilities - 2.4%
HCA Holdings, Inc.	500,000	73,905,000
Health Care Services - 4.7%
Cigna Corp.	690,000	141,098,100
Premier, Inc. (a)	160,000	6,060,800
		147,158,900
Managed Health Care - 17.2%
Centene Corp. (a)	1,620,000	101,849,400
HealthEquity, Inc. (a)	280,000	20,739,600
Humana, Inc.	314,000	115,087,280
Molina Healthcare, Inc. (a)	280,000	37,993,200
Notre Dame Intermedica Participacoes SA	740,000	12,555,000
UnitedHealth Group, Inc.	830,000	244,003,398
		532,227,878

TOTAL HEALTH CARE PROVIDERS & SERVICES		769,616,878

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	689,200	916,636
Castlight Health, Inc. Class B (a)	800,000	1,064,000
		1,980,636
Life Sciences Tools & Services - 1.6%
Life Sciences Tools & Services - 1.6%
Bruker Corp.	420,000	21,407,400
Lonza Group AG	80,000	29,196,115
		50,603,515
Pharmaceuticals - 20.5%
Pharmaceuticals - 20.5%
AstraZeneca PLC (United Kingdom)	1,540,000	154,141,603
Bristol-Myers Squibb Co.	500,000	32,095,000
Dechra Pharmaceuticals PLC	540,000	20,743,236
Eli Lilly & Co.	1,090,000	143,258,700
MyoKardia, Inc. (a)	220,000	16,034,700
Nektar Therapeutics (a)(b)	520,000	11,224,200
Recordati SpA	260,000	10,956,990
Roche Holding AG (participation certificate)	545,000	177,126,535
RPI International Holdings LP (a)(d)(e)	41,845	7,609,304
Sanofi SA	300,000	30,128,239
Theravance Biopharma, Inc. (a)(b)	480,162	12,431,394
Zogenix, Inc. (a)	367,223	19,143,335
		634,893,236
TOTAL COMMON STOCKS
(Cost $2,089,704,409)		3,032,287,793

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio Series B (a)(d)(e)	49,800	452,682
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)(e)	438,101	6,453,228
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	3,606,378	7,068,501
Series C (d)(e)	1,486,194	2,912,940
		9,981,441
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C (a)(d)(e)	997,101	1,635,246
Series D (a)(d)(e)	482,315	834,405
		2,469,651
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,944,007)		19,357,002

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.58% (f)	48,124,262	48,133,887
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	46,391,423	46,396,062
TOTAL MONEY MARKET FUNDS
(Cost $94,529,949)		94,529,949
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,198,178,365)		3,146,174,744
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(49,067,064)
NET ASSETS - 100%		$3,097,107,680

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,434,532 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,966,306 or 0.9% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Harmony Biosciences II, Inc. Series C	8/9/19	$2,912,940
Outset Medical, Inc. Series C	4/19/17	$2,583,987
Outset Medical, Inc. Series D	8/20/18	$1,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,680
Fidelity Securities Lending Cash Central Fund	113,552
Total	$256,232

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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